Disposal group held for sale (Tables)	12 Months Ended
Jun. 30, 2019
Disposal groups held for sale
Schedule of disposal groups held for sale
	2019	2018
for the year ended 30 June	Rm	Rm

Assets in disposal groups held for sale
Base Chemicals — Explosives business	1 404	—
Base Chemicals — Investment in Sasol Huntsman GmbH & co KG	846	—
Performance Chemicals — Sasol Wilmar Alcohol Industries	290	—
Performance Chemicals — Heat Transfer Fuels (HTF) business	—	110
Other	14	3

	2 554	113

Liabilities in disposal groups held for sale
Base Chemicals — Explosives business	(398)	—
Performance Chemicals — Sasol Wilmar Alcohol Industries	(90)	—
Performance Chemicals — Heat Transfer Fuels (HTF) business	—	(36)

	(488)	(36)

Business segmentation
 Mining	—	3
 Energy	14	—
 Base Chemicals	1 852	—
 Performance Chemicals	200	74

Total operations	2 066	77